INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES

4. INVENTORIES

Inventories consist of the following:

	December 31,
	2010	2011
Raw materials	$2,256,367	$2,405,734
Work-in-process	4,924,174	4,598,613
Finished goods	4,059,221	17,171,762

Inventories	$11,239,762	$24,176,109

Inventory write-down was $nil, $nil and $14,252,701 for the years ended December 31, 2009, 2010 and 2011, respectively.